Boucherville, November 24, 2008

Mr. H Roger Schwall,

Assistant Director

United States Securities and Exchange Commission

VIA EDGAR

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

RE: Strateco Resources Inc.

Form 10-KSB/A for the year ended December 31, 2007

Filed March 31, 2008, September 18, 2008 and November 3, 2008

File No. 0-49942

Sir,

Strateco Resources Inc. (the “Company”) has requested from the undersigned to forward to your attention the responses to U.S. Securities and Exchange Commission (SEC) comments in its letter dated November 24, 2008 concerning Form 10-KSB/A for the fiscal year ended December 31, 2007.

Form 10-KSB/A for the fiscal year ended December 31, 2007

Exhibits

1.

We will file with this cover letter on EDGAR a full amendment of Form 10KSB/A3 for the fiscal year ended December 31, 2007 to update the signatures at page 55 and each of Officer Certifications in Exhibits 31.1, 31.2 and 32 at pages 103, 104 and 105.

Closing Comments

We added to our cover letter a statement from the Company acknowledging that:

The company is responsible for the adequacy and accuracy of the disclosure in the filing;

Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

The Company may not assert staff comments as a defence in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Best regards,

/s/ Pauline Comtois

_____________________

Pauline Comtois, CGA

Chief Financial Officer

Enclosures: Exhibits 31.1, 31.2 and 32 and Signatures of Form 10-KSB/A3

STATEMENT

I, Guy Hébert, President of the Company declares that:

•

The Company is responsible for the adequacy and accuracy of the disclosure in the filing of amendments on Form 10 KSB/A3 for the fiscal year ended December 31, 2007.

•

Staff comments from the U.S. Securities and Exchange Commission (“Commission”) or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

The Company recognizes that it may not assert staff comments as a defence in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

November 24, 2008

/s/ Guy Hébert

__________________________

Guy Hébert, President

Strateco Resources Inc.

Strateco Resources Inc.

1225 Gay-Lussac Street, Boucherville (Québec) J4B 7K1

Tel: (450) 641-0775 * Fax: (450) 641-1601

SIGNATURES

In accordance with the requirements of the Exchange Act, the registrant caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATECO RESOURCES INC.

Dated: November 24, 2008

 /s/ Guy Hebert

Name: Guy Hebert

Title: President, Chief Executive Officer and Director

Dated: November 24, 2008

/s/ Pauline Comtois

__________________________________

Name: Pauline Comtois

Title: Chief Financial Officer

Dated: November 24, 2008

/s/ Jean-Pierre Lachance

_________________________________

Name: Jean-Pierre Lachance,

Title: Executive Vice-President and Director

Dated: November 24, 2008

/s/ Jean-Guy Masse

__________________________________

Name: Jean-Guy Masse,

Title: Director

Dated: November 24, 2008

/s/ Robert Desjardins

___________________________________

Name: Robert Desjardins,

Title: Director

Dated: November 24, 2008

/s/ Marcel Bergeron

______________________________________

Name: Marcel Bergeron,

Title: Director

Exhibit 31

CERTIFICATIONS

I, Guy Hébert, certify that:

1.

I have reviewed this report on Form 10-KSB/A of Strateco Resources Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this annual report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the small business issuer as of, and for, the periods presented in this report;

4.

As the registrant’s certifying officer, I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal control over financial reporting (as defined in Exchange Act Rules 13a-15(f) and 15d-15(f)) for the small business issuer and I have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision to ensure that material information relating to the small business issuer, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the small business issuer’s disclosure controls and procedures as of the end of the period covered by this report based on such evaluation; and

d)

Disclosed in this report any change in the small business issuer’s internal control over financial reporting that occurred during the small business issuer’s most recent fiscal quarter,( the small business issuer’s fourth fiscal quarter in the case of an annual report), that has materially affected, or is reasonably likely to materially affect, the small business issuer’s internal control over financial reporting; and

5.

The small business issuer’s other certifying officer (s) and I , have disclosed, based on our most recent evaluation of internal control over financial reporting, to the small business issuer’s auditors and the audit committee of the small business issuer’s board of directors (or persons performing the equivalent functions);

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the small business issuer’s ability to record, process, summarize and report financial information; and

b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the small business issuer’s internal controls over financial reporting.

Dated: November 24, 2008

(signed) Guy Hébert

____________________________

Guy Hébert, President

Strateco Resources Inc.

Exhibit 31

CERTIFICATIONS

I, Pauline Comtois, certify that:

1.

I have reviewed this report on Form 10-KSB/A of Strateco Resources Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this annual report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the small business issuer as of, and for, the periods presented in this report;

4.

As the registrant’s certifying officer, I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal control over financial reporting (as defined in Exchange Act Rules 13a-15(f) and 15d-15(f)) for the small business issuer and I have:

c)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision to ensure that material information relating to the small business issuer, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

d)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

e)

Evaluated the effectiveness of the small business issuer’s disclosure controls and procedures as of the end of the period covered by this report based on such evaluation; and

d)

Disclosed in this report any change in the small business issuer’s internal control over financial reporting that occurred during the small business issuer’s most recent fiscal quarter,( the small business issuer’s fourth fiscal quarter in the case of an annual report), that has materially affected, or is reasonably likely to materially affect, the small business issuer’s internal control over financial reporting; and

5.

The small business issuer’s other certifying officer (s) and I , have disclosed, based on our most recent evaluation of internal control over financial reporting, to the small business issuer’s auditors and the audit committee of the small business issuer’s board of directors (or persons performing the equivalent functions);

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the small business issuer’s ability to record, process, summarize and report financial information; and

b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the small business issuer’s internal controls over financial reporting.

Dated: November 24, 2008

 (signed) Pauline Comtois, CGA

___________________________

Pauline Comtois, CGA, Chief Financial Officer

Strateco Resources Inc.

Exhibit 32

CERTIFICATION PURSUANT TO 18 U.S.C SECTION 1350, AS ADOPTED PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002

In connection with the Report of Strateco Resources Inc. (the “Company”) on Form 10K-SB/A for the period ending December 31, 2007, which contains the Company’s financial statements audited for the year ended December 31, 2007 and audited for the year ended 2006, as filed with the Securities and Exchange Commission on the date hereof (the “Report”), We, Guy Hébert, President and Chief Executive Officer of the Company and Pauline Comtois, CGA, Chief Financial Officer, certify, pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002, that:

(1)

the Report fully complies with the requirements of section 13(a) of 15(d) of the Securities Exchange Act of 1934;

and

(2)

the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

November 24, 2008

/s/ Guy Hébert

__________________

Guy Hébert

President and Chief Executive Officer

November 24, 2008

(signed) Pauline Comtois, CGA

___________________________

Pauline Comtois, CGA

Chief Financial Officer

Strateco Resources Inc.